7 Finance income and expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finance income
Interest received on bank deposits	£ 1	£ 8	£ 2
Gain on equity settled derivative financial liability		484
Total finance income	1	492	2
Finance expense
Bank loans			582
Interest expense on lease liabilities	20	30	5
Other loans	14	67
Loss on equity settled derivative financial liability	397
Total finance expense	£ 431	£ 97	£ 587